INITIAL PUBLIC OFFERING (Details) - CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. - Initial Public Offering	Feb. 26, 2019 $ / shares shares
INITIAL PUBLIC OFFERING
Sale of units in initial public offering | shares	30,557,322
Sale of units per share | $ / shares	$ 10.00
Sale of units description	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant ("Public Warrant").
Warrants exercise price share | $ / shares	$ 11.50
Underwriters
INITIAL PUBLIC OFFERING
Sale of units in initial public offering | shares	557,322